SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES UNDER NON-CANCELABLE OPERATING LEASES (Details)	Jun. 30, 2026 USD ($)
Lease
2027	$ 58,737
2028	58,737
Total lease payments	117,474
Less: Imputed Interest	(5,658)
Total operating lease liability	$ 111,816